DEBT AND CREDIT SOURCES - 2027 Convertible Notes (Details)				12 Months Ended
		Aug. 17, 2022 USD ($) d $ / shares shares	Jul. 17, 2020 d	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Debt Instrument [Line Items]
Threshold trading days | d			60
Convertible debt	[1]			$ 385,558,000	$ 378,610,000
Unamortized debt issuance cost				16,100,000	19,700,000
2027 Notes | Convertible debt
Debt Instrument [Line Items]
Convertible notes (Note 11)		$ 207,000,000		207,000,000	207,000,000
Stated percentage		7.50%
Conversion ratio percentage		0.97
Conversion price (USD per share) | $ / shares		$ 23.13
Conversion ratio, number of shares (in shares) | shares		43.2301
Conversion ratio, principal amount		$ 1,000
Threshold percentage of stock price trigger		130.00%
Threshold trading days | d		30
Convertible debt				190,900,000	187,300,000
2027 Notes | Convertible debt | Level 2
Debt Instrument [Line Items]
Fair value of debt				148,400,000	199,500,000
If-converted value (below) in excess of principal				$ (142,800,000)	$ (63,300,000)
2027 Notes | Convertible debt | Minimum
Debt Instrument [Line Items]
Threshold trading days | d		20
2027 Notes | Convertible debt | Rate when paid in cash
Debt Instrument [Line Items]
Stated percentage		3.50%
2027 Notes | Convertible debt | Rate for form of payment elected by company
Debt Instrument [Line Items]
Stated percentage		4.00%

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).